Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
External research and development expenses	$ 859,179	$ 605,082
Personnel expenses	388,557	310,992
Digital technology expenses	58,367	34,012
Materials and consumables	7,895	5,863
Depreciation and amortization	12,739	6,204
Other expenses	37,395	21,270
Total Research and development expenses	$ 1,364,132	$ 983,423	$ 859,492
Previously stated
Disclosure of attribution of expenses by nature to their function [line items]
External research and development expenses			483,192
Personnel expenses			226,344
Digital technology expenses			19,935
Materials and consumables			4,057
Depreciation and amortization			105,546
Other expenses			20,418
Total Research and development expenses			$ 859,492